Note 11 - Income Taxes - Pretax Loss Resulting from Domestic and Foreign Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Domestic	$ (17,081)	$ (23,583)	$ (19,107)
Foreign	(16,569)	(9,205)	3,200
Loss before income taxes	$ (33,650)	$ (32,788)	$ (15,907)